Fair value measurements	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
12. Fair value measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company's financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2017 and 2018 include available-for-sale securities investments.

Available-for-sale securities investments represent the marketable equity securities invested by the Company. The marketable equity securities are carried at fair values.

As of December 31, 2017 and 2018, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value based on independent valuation report as described below. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the quoted price, liquidity factors and selection of the comparable companies. The Company classifies the valuation techniques that use these inputs as Level 2.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments- marketable equity securities	$38,858,216	—	$38,858,216	—

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments- marketable equity securities	$44,479,922	—	$44,479,922	—

The Company did not have any assets and liabilities that were measured at fair value on a nonrecurring basis.